Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2019

GII-QTLY-0519
1.799848.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	590,625	$34,923,656
Entertainment - 2.0%
Activision Blizzard, Inc.	164,700	7,498,791
Electronic Arts, Inc. (a)	170,500	17,327,915
Vivendi SA	494,800	14,339,339
		39,166,045
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	8,750	10,297,788
Class C (a)	8,126	9,534,317
		19,832,105
Media - 3.9%
Comcast Corp. Class A	1,706,900	68,241,862
Fox Corp. Class A (a)	172,900	6,347,159
		74,589,021

TOTAL COMMUNICATION SERVICES		168,510,827

CONSUMER DISCRETIONARY - 1.8%
Internet & Direct Marketing Retail - 0.9%
The Booking Holdings, Inc. (a)	10,200	17,798,082
Specialty Retail - 0.9%
Lowe's Companies, Inc.	164,900	18,051,603

TOTAL CONSUMER DISCRETIONARY		35,849,685

CONSUMER STAPLES - 9.9%
Beverages - 1.2%
The Coca-Cola Co.	499,700	23,415,942
Food & Staples Retailing - 1.8%
Walmart, Inc.	363,800	35,481,414
Household Products - 1.9%
Procter & Gamble Co. (b)	344,100	35,803,605
Tobacco - 5.0%
Altria Group, Inc. (b)	1,255,505	72,103,652
British American Tobacco PLC sponsored ADR (b)	574,100	23,951,452
		96,055,104

TOTAL CONSUMER STAPLES		190,756,065

ENERGY - 12.0%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	283,200	7,850,304
Oil, Gas & Consumable Fuels - 11.6%
BP PLC sponsored ADR	763,711	33,389,445
Cenovus Energy, Inc. (Canada)	2,101,000	18,237,438
Chevron Corp. (b)	437,700	53,915,886
Equinor ASA sponsored ADR	805,600	17,699,032
Exxon Mobil Corp.	1,076,800	87,005,440
Hess Corp.	220,900	13,304,807
		223,552,048

TOTAL ENERGY		231,402,352

FINANCIALS - 17.3%
Banks - 14.3%
Bank of America Corp.	2,731,500	75,362,085
Citigroup, Inc.	618,770	38,499,869
JPMorgan Chase & Co.	593,000	60,029,390
PNC Financial Services Group, Inc.	203,900	25,010,374
U.S. Bancorp	419,800	20,230,162
Wells Fargo & Co.	1,196,330	57,806,666
		276,938,546
Capital Markets - 2.6%
Charles Schwab Corp.	199,895	8,547,510
Goldman Sachs Group, Inc.	14,500	2,783,855
Morgan Stanley	357,300	15,078,060
State Street Corp.	355,500	23,395,455
		49,804,880
Insurance - 0.4%
Chubb Ltd.	30,900	4,328,472
The Travelers Companies, Inc.	21,400	2,935,224
		7,263,696

TOTAL FINANCIALS		334,007,122

HEALTH CARE - 14.8%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	130,600	17,654,508
Intercept Pharmaceuticals, Inc. (a)	52,800	5,906,208
		23,560,716
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	245,400	9,418,452
Medtronic PLC	88,013	8,016,224
		17,434,676
Health Care Providers & Services - 4.6%
Anthem, Inc.	9,782	2,807,238
Cigna Corp.	106,700	17,159,494
CVS Health Corp.	517,000	27,881,810
McKesson Corp.	224,500	26,279,970
UnitedHealth Group, Inc.	61,400	15,181,764
		89,310,276
Pharmaceuticals - 8.1%
Bayer AG	329,826	21,238,126
Bristol-Myers Squibb Co.	618,600	29,513,406
GlaxoSmithKline PLC sponsored ADR (b)	736,000	30,757,440
Johnson & Johnson	384,100	53,693,339
Novartis AG sponsored ADR	50,600	4,864,684
Sanofi SA	125,109	11,062,658
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	354,500	5,558,560
		156,688,213

TOTAL HEALTH CARE		286,993,881

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
General Dynamics Corp.	24,200	4,096,576
United Technologies Corp.	264,400	34,078,516
		38,175,092
Air Freight & Logistics - 2.1%
FedEx Corp.	39,400	7,147,554
United Parcel Service, Inc. Class B	307,910	34,405,863
		41,553,417
Industrial Conglomerates - 4.1%
General Electric Co.	7,879,000	78,711,210
Machinery - 0.1%
Wabtec Corp.	38,712	2,853,849
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	161,700	3,457,100
Road & Rail - 2.5%
Norfolk Southern Corp.	81,900	15,306,291
Union Pacific Corp.	201,290	33,655,688
		48,961,979

TOTAL INDUSTRIALS		213,712,647

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.7%
Cisco Systems, Inc. (b)	263,390	14,220,426
IT Services - 3.0%
IBM Corp.	17,300	2,441,030
MasterCard, Inc. Class A	49,000	11,537,050
Visa, Inc. Class A (b)	284,000	44,357,960
		58,336,040
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	262,900	10,426,614
Micron Technology, Inc. (a)	197,100	8,146,143
NVIDIA Corp.	50,400	9,049,824
Qualcomm, Inc.	548,000	31,252,440
		58,875,021
Software - 8.6%
Microsoft Corp. (b)	981,290	115,733,341
Oracle Corp.	605,832	32,539,237
SAP SE sponsored ADR (c)	154,920	17,887,063
		166,159,641
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (b)	367,007	69,712,980

TOTAL INFORMATION TECHNOLOGY		367,304,108

MATERIALS - 0.5%
Chemicals - 0.5%
DowDuPont, Inc.	190,067	10,132,472
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	42,800	8,434,168
Equinix, Inc.	22,800	10,332,048
Simon Property Group, Inc.	4,500	819,945
		19,586,161
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp. (b)	108,500	5,439,105
TOTAL COMMON STOCKS
(Cost $1,346,486,345)		1,863,694,425

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $1,585,000)	31,700	1,968,604

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	7,127,346	1,149,178
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	6,521,987	4,239,292
TOTAL OTHER
(Cost $9,603,041)		5,388,470

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.48% (g)	68,656,937	68,670,668
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	836,661	836,745
TOTAL MONEY MARKET FUNDS
(Cost $69,505,717)		69,507,413
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,427,180,103)		1,940,558,912
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,147,950)
NET ASSETS - 100%		$1,935,410,962

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Altria Group, Inc.	Chicago Board Options Exchange	1,257	$7,218,951	$60.00	6/21/19	$(140,784)
Apple, Inc.	Chicago Board Options Exchange	396	7,522,020	175.00	4/18/19	(613,800)
Apple, Inc.	Chicago Board Options Exchange	370	7,028,150	190.00	5/17/19	(266,400)
Apple, Inc.	Chicago Board Options Exchange	370	7,028,150	185.00	5/17/19	(373,700)
British American Tobacco PLC	Chicago Board Options Exchange	571	2,382,212	45.00	6/21/19	(54,245)
Chevron Corp.	Chicago Board Options Exchange	429	5,284,422	130.00	6/21/19	(53,625)
Cisco Systems, Inc.	Chicago Board Options Exchange	291	1,571,109	49.00	4/18/19	(144,045)
Cisco Systems, Inc.	Chicago Board Options Exchange	408	2,202,792	55.00	6/21/19	(63,240)
Exelon Corp.	Chicago Board Options Exchange	177	887,301	47.00	4/18/19	(57,525)
Exelon Corp.	Chicago Board Options Exchange	177	887,301	48.00	4/18/19	(40,268)
Exelon Corp.	Chicago Board Options Exchange	177	887,301	49.00	4/18/19	(25,223)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	741	3,096,639	40.00	5/17/19	(163,020)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	741	3,096,639	41.00	5/17/19	(105,593)
Microsoft Corp.	Chicago Board Options Exchange	1,011	11,923,734	115.00	4/18/19	(386,708)
Microsoft Corp.	Chicago Board Options Exchange	1,498	17,667,412	120.00	5/17/19	(427,679)
Procter & Gamble Co.	Chicago Board Options Exchange	356	3,704,180	97.50	6/21/19	(267,890)
Procter & Gamble Co.	Chicago Board Options Exchange	510	5,306,550	105.00	6/21/19	(122,400)
Visa, Inc.	Chicago Board Options Exchange	274	4,279,606	155.00	5/17/19	(152,753)
TOTAL WRITTEN OPTIONS						$(3,458,898)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $91,974,469.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,388,470 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,081,054
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$6,521,987

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$744,925
Fidelity Securities Lending Cash Central Fund	83,701
Total	$828,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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